Loans (Finance Receivables By Segment, Based On Obligor Location) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 18,629.2	$ 17,153.1	[1]
Transportation And International Finance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	3,494.4	2,556.5	[1]
North American Commercial Finance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	14,693.1	13,084.4	[1]
Non-Strategic Portfolios [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	441.7	1,512.2	[1]
Domestic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	13,981.2	13,018.8
Domestic [Member] | Transportation And International Finance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	666.6	794.5
Domestic [Member] | North American Commercial Finance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	13,196.7	11,549.4
Domestic [Member] | Non-Strategic Portfolios [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	117.9	674.9
Foreign [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	4,648.0	4,134.3
Foreign [Member] | Transportation And International Finance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	2,827.8	1,762.0
Foreign [Member] | North American Commercial Finance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	1,496.4	1,535.0
Foreign [Member] | Non-Strategic Portfolios [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 323.8	$ 837.3

[1]	Represents loans considered impaired in FSA and are accounted for under the guidance in ASC 310-30 (Loans and Debt Securities Acquired with Deteriorated Credit Quality).